Prepayments and Other Current Assets, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year/period	$ (877)	$ (745)
Provision	(11)	(132)	(745)
Total	$ (888)	$ (877)	$ (745)